Securities Issued (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Securities Issued [Line Items]
Securities issued	R$ 8,095,042	R$ 6,202,165
Financial Bills [Member]
Securities Issued [Line Items]
Securities issued	147,876	67,014
Real estate credit credit bills - (LCIs)
Securities Issued [Line Items]
Securities issued	7,898,500	5,794,144
Agribusiness Credit Bills (LCA) [Member]
Securities Issued [Line Items]
Securities issued	R$ 48,666	R$ 341,007